Long-Term Incentive Plans (LTIPs) - Cash-settled awards (Details) - RUB (₽) ₽ in Thousands					1 Months Ended						12 Months Ended
	Jun. 07, 2021	Jul. 20, 2020	May 08, 2020	May 08, 2019	Sep. 30, 2022	Jul. 31, 2021	Mar. 31, 2021	Sep. 30, 2020	Jul. 31, 2020	Aug. 31, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Management incentive agreement
Additional expense from revaluation of liability for cash-settled awards											₽ 2,908		₽ 0
Cash-settled awards
Management incentive agreement
Expense from cash-settled awards											56	₽ 46,920	31,887
Cash-settled awards liability											0	13,379
Social taxes											8	7,374	₽ 5,071
Social taxes payable											₽ 0	₽ 2,020
Cash-settled awards, Award 2 | Vesting: 12 months from the date of the event
Management incentive agreement
Percentage of vesting									50.00%
August 2017 cash-settled management incentive program | Cash-settled awards, Award 1
Management incentive agreement
Vested and settled value				₽ 19,568
August 2017 cash-settled management incentive program | Cash-settled awards, Award 1 | Vesting: at the event
Management incentive agreement
Percentage of vesting										50.00%
August 2017 cash-settled management incentive program | Cash-settled awards, Award 2
Management incentive agreement
Vested and settled value			₽ 31,381
Vesting period				12 months						12 months
August 2017 cash-settled management incentive program | Cash-settled awards, Award 2 | Vesting: 12 months from the date of the event
Management incentive agreement
Percentage of vesting										50.00%
July 2020 cash-settled management incentive program | Cash-settled awards, Award 1
Management incentive agreement
Vested and settled value								₽ 14,029
July 2020 cash-settled management incentive program | Cash-settled awards, Award 1 | Vesting: at the event
Management incentive agreement
Percentage of vesting									50.00%
July 2020 cash-settled management incentive program | Cash-settled awards, Award 2
Management incentive agreement
Vested and settled value						₽ 28,080
Vesting period		12 months							12 months
March 2021 cash-settled management incentive program | Cash-settled awards, Award 1
Management incentive agreement
Vested and settled value						₽ 15,577
March 2021 cash-settled management incentive program | Cash-settled awards, Award 1 | Vesting: at the event
Management incentive agreement
Percentage of vesting							50.00%
March 2021 cash-settled management incentive program | Cash-settled awards, Award 2
Management incentive agreement
Vested and settled value					₽ 13,435
Vesting period	12 months						12 months
March 2021 cash-settled management incentive program | Cash-settled awards, Award 2 | Vesting: 12 months from the date of the event
Management incentive agreement
Percentage of vesting							50.00%